Goodwill, Intangible Assets and Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Goodwill, Intangible Assets and Acquisitions
Amortization expense	$ 9,900	$ 1,600	$ 15,900	$ 2,500
Future estimated amortization expenses
The remainder of 2021	11,348		6,166
2022	22,347		24,317
2023	20,858		22,825
2024	19,191		21,156
2025 and thereafter	83,433		96,292
Intangible assets, net	$ 157,177		$ 170,756		$ 146,976